Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

17.Net Loss Per Share

As the Group incurred losses for the years ended December 31, 2019, 2020 and 2021, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(250,640)	(163,034)	(101,945)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	294,922,074	304,439,440	306,792,324
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.85)	(0.54)	(0.33)